Offerings - Offering: 1	Oct. 21, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered	15,000,000
Proposed Maximum Offering Price per Unit	29.34
Maximum Aggregate Offering Price	$ 440,100,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 60,777.81
Offering Note

(1) Estimated in accordance with Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Global Market on October 14, 2025 (such date being within five business days of the date that this prospectus supplement was filed with the Securities and Exchange Commission).

(2) The registration fee is calculated in accordance with Rule 457(r) under the Securities Act and represents deferred payment of the registration fees in connection with the Registrant’s Registration Statement on Form S-3 (No. 333-287916).

(3) Represents shares of Common Stock that may be offered and sold by the Selling Stockholders named in the prospectus supplement.